Other tax receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other tax receivables
6	Other tax receivables

Accounting policy

Tax assets primarily include (i) tax effects which are recognized in the consolidated statement of profit or loss when the asset is sold to a third-party or recovered through amortization of the asset’s remaining economic life; and (ii) income tax receivables that are expected to be recovered either as refunds from taxing authorities or as a reduction to future tax obligations.

	December 31, 2019	December 31, 2018
COFINS-Revenue tax (i)	706,165	646,135
ICMS-State VAT	602,127	575,494
PIS-Revenue tax (i)	150,099	169,460
ICMS CIAP-State VAT	141,514	183,845
Credit installment	41,516	40,261
Other	35,591	32,496

	1,677,012	1,647,691
Current	950,246	796,199

Non-current	726,766	851,492

(i)
On March 15, 2017, in case that sets a judicial precedent, the Brazilian Federal Supreme Court (
Supremo Tribunal Federal
) or “STF,” granted Extraordinary Appeal 574,706 against a decision that required the exclusion of ICMS in the calculation of the tax basis of PIS and COFINS. Therefore, the amounts refer mainly to credits generated by excluding ICMS from the PIS and COFINS calculation basis. In 2018, the Company had already recognized credits related to periods after March 2017, based on the decision rendered on that date by the STF, in Extraordinary Appeal 574,706. In addition, the amounts related to the prior periods for the group companies with favorable final decisions for the referred subject. It should be noted that the amounts informed in the table above includes R$188,216 from Comgás subsidiary, whose PIS and COFINS credit is part of the regulatory plan of accounts. Thus, after a final favorable court decision, the mentioned credit will be reversed in favor of the customers by tariff reviews.

In 2019, R$155,218 was accounted in the Cosan S.A. subsidiary, as other recoverable taxes (partially already realized), with a counterpart of R$101,179 as other income (Note 19)
and R$54,039 as a financial income (Note 20). See below:
a) R$75,699 (R$60,941 as other income and R$14,758 as financial income), referring to the credit based on final court decision to exclude the ICMS on PIS and COFINS calculation basis, on June 7, 2019, back to 2003; and
b) R$79,519 (R$40,238 as other income and R$39,281 as financial income), referring to the complementary credit calculated for its subsidiary CLE, mainly associated with Hydrated Alcohol (product subject to the tax agenda) for the period between October 2008 and March 2011, which, under the contract, is the Company’s right.
In addition, R$135,268 were recognized by equity method, reaching a total credit of R$290,486 derived from the exclusion of ICMS on the calculation basis of PIS and COFINS.
The subsidiary Rumo S.A. recognized an amount of R$40,477, referring to PIS and COFINS credits (Note 19) and are recorded in the “Recovery of tax credits” account.
Besides, R$ 23,773 were also recognized in the Comgás, related to PIS and COFINS credits on inputs (Note 19). There is still an approximate amount of R$687,478, resulting from the period prior to the STF decision and without final judgment, which remains a contingent asset.